Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investment Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds and money market funds	$317,541,573	$—	$—	$317,541,573
WillScot Holdings Corporation common stock fund	1,277,764	—	—	1,277,764
Total assets in the fair value hierarchy	$318,819,337	$—	$—	318,819,337
Investments measured at net asset value(a)
Collective investment trusts				7,496,983
Total assets measured at fair value				$326,316,320

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds and money market funds	$269,589,475	$—	$—	$269,589,475
WillScot Holdings Corporation common stock fund	2,317,424	—	—	2,317,424
Total assets measured at fair value	$271,906,899	$—	$—	271,906,899
Investments measured at net asset value(a)
Collective investment trusts				5,657,154
Total assets measured at fair value				$277,564,053

(a)
In accordance with Subtopic 820-10 of ASC 820, Fair Value Measurement, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024:

Investment	2025	2024	Unfunded Commitment	Redemption Frequency (if currently eligible)	Redemption Notice Period
Great Gray Stable Value Fund (a)	$5,325,780	$5,657,154	None	Daily	None
John Hancock Disciplined Value Mid Cap Trust (b)	$2,171,203	$—	None	Daily	None

(a)
The Great Gray Trust Stable Value Fund Class R1 seeks to achieve its objective by investing in the Putnam Stable Value Fund which consists of a variety of high-quality guaranteed investment contracts and similar contracts issued by insurance companies, banks and other financial institutions The fund also invests up to 75% of its assets in security-backed investment contracts, including separate account products of insurance companies.

(b)	The John Hancock Disciplined Mid Cap Trust Class B4 Fund seeks to achieve its objective by investing in equity securities of U.S. and non U.S. issuers, including, without limitation, American depositary receipts ("ADRs") of non U.S. issuers, that are denominated in dollars and trade in U.S. markets, including, without limitation, on U.S. exchanges or in the over the counter market.